Business Segment Data (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary of Selected Business Segment Information

The following table presents selected business segment information for the periods indicated (in thousands):

			Other,	Consolidated
			Adjustments &	& Combined
	MRD	MEMP	Eliminations	Totals
Total revenues:
For the Year ended December 31, 2014	$405,286	$494,105	$(46)	$899,345
For the Year ended December 31, 2013	231,558	343,616	(151)	575,023
For the Year ended December 31, 2012	138,814	258,423	(369)	396,868
Adjusted EBITDA: (1)
For the Year ended December 31, 2014	343,976	309,901	(6,144)	647,733
For the Year ended December 31, 2013	197,903	222,185	(25,232)	394,856
For the Year ended December 31, 2012	132,105	179,334	(23,447)	287,992
Segment assets: (2)
As of December 31, 2014	1,632,313	2,930,559	30,675	4,593,547
As of December 31, 2013	1,281,134	1,552,307	(4,280)	2,829,161
Total cash expenditures for additions to long-lived assets:
For the Year ended December 31, 2014	521,038	1,348,095	—	1,869,133
For the Year ended December 31, 2013	267,870	200,577	—	468,447
For the Year ended December 31, 2012	249,526	387,160	—	636,686

(1)

Adjustments and eliminations for the years ended December 31, 2014, 2013 and 2012 include amounts related to the MRD Segment’s equity investments in the MEMP Segment as well the elimination of $6.1 million, $26.0 million and $19.3 million of cash distributions that MEMP paid MRD Segment for the years ended December 31, 2014, 2013 and 2012, respectively, related to MRD Segment’s partnership interests in MEMP.

(2)

Adjustments and eliminations primarily represent the elimination of the MRD Segment’s equity investments in the MEMP Segment. The adjustment at December 31, 2014 and 2013 also includes $46.0 million and $49.9 million, respectively related to an impairment recognized by the MEMP Segment during 2013. This impairment did not exist on a consolidated basis.

Schedule of Calculation of Reportable Segment's Adjusted EBITDA

Calculation of Reportable Segments’ Adjusted EBITDA

	For the Year Ended December 31, 2014
			Combined
	MRD	MEMP	Totals
	(In thousands)
Net income (loss)	$(762,926)	$118,079	$(644,847)
Interest expense, net	50,283	83,550	133,833
Loss on extinguishment of debt	37,248	—	37,248
Income tax expense (benefit)	99,850	1,121	100,971
DD&A	154,917	155,404	310,321
Impairment of proved oil and natural gas properties	24,576	407,540	432,116
Accretion of AROs	688	5,618	6,306
(Gain) loss on commodity derivative instruments	(257,734)	(492,254)	(749,988)
Cash settlements received (paid) on commodity derivative instruments	9,166	13,522	22,688
(Gain) loss on sale of properties	3,057	—	3,057
Acquisition related costs	2,305	4,363	6,668
Incentive-based compensation expense	946,753	7,874	954,627
Exploration costs	15,813	790	16,603
Provision for environmental remediation	—	2,852	2,852
Loss on office lease	1,180	1,442	2,622
Non-cash equity (income) loss from MEMP	12,656	—	12,656
Cash distributions from MEMP	6,144	—	6,144
Adjusted EBITDA	$343,976	$309,901	$653,877

	For the Year Ended December 31, 2013
			Combined
	MRD	MEMP	Totals
		(In thousands)
Net income (loss)	$82,243	$20,268	$102,511
Interest expense, net	27,349	41,901	69,250
Income tax expense (benefit)	1,311	308	1,619
DD&A	87,043	97,269	184,312
Impairment of proved oil and natural gas properties	2,527	54,362	56,889
Accretion of AROs	728	4,853	5,581
(Gain) loss on commodity derivative instruments	(3,013)	(26,281)	(29,294)
Cash settlements received (paid) on commodity derivative instruments	12,240	19,879	32,119
(Gain) loss on sale of properties	(82,773)	(2,848)	(85,621)
Acquisition related costs	1,584	6,729	8,313
Incentive-based compensation expense	43,279	3,558	46,837
Non-cash compensation expense	—	1,057	1,057
Exploration costs	1,226	1,130	2,356
Non-cash equity (income) loss from MEMP	(1,847)	—	(1,847)
Cash distributions from MEMP	26,006	—	26,006
Adjusted EBITDA	$197,903	$222,185	$420,088

	For the Year Ended December 31, 2012
			Combined
	MRD	MEMP	Totals
		(In thousands)
Net income (loss)	$(14,641)	$46,518	$31,877
Interest expense, net	12,802	20,436	33,238
Income tax expense (benefit)	(178)	285	107
DD&A	62,636	76,036	138,672
Impairment of proved oil and natural gas properties	18,339	10,532	28,871
Accretion of AROs	632	4,377	5,009
(Gain) loss on commodity derivative instruments	(13,488)	(21,417)	(34,905)
Cash settlements received (paid) on commodity derivative instruments	30,188	44,111	74,299
(Gain) loss on sale of properties	(2)	(9,759)	(9,761)
Acquisition related costs	403	4,135	4,538
Incentive-based compensation expense	9,510	1,423	10,933
Amortization of investment premium	—	194	194
Exploration costs	7,337	2,463	9,800
Non-cash equity (income) loss from MEMP	(696)	—	(696)
Cash distributions from MEMP	19,263	—	19,263
Adjusted EBITDA	$132,105	$179,334	$311,439

Reconciliation of Total Reportable Segment's Adjusted EBITDA to Net Income (Loss)

The following table presents a reconciliation of total reportable segments’ Adjusted EBITDA to net income (loss) for each of the periods indicated (in thousands):

	For the Year Ended December 31,
	2014	2013	2012
Total Reportable Segments' Adjusted EBITDA	$653,877	$420,088	$311,439
Adjustments to reconcile Adjusted EBITDA to net income (loss):
Interest expense, net	(133,833)	(69,250)	(33,238)
Loss on extinguishment of debt	(37,248)	—	—
Income tax benefit (expense)	(100,971)	(1,619)	(107)
DD&A	(314,193)	(184,717)	(138,672)
Impairment of proved oil and natural gas properties	(432,116)	(6,600)	(28,871)
Accretion of AROs	(6,306)	(5,581)	(5,009)
Gains (losses) on commodity derivative instruments	749,988	29,294	34,905
Cash settlements paid (received) on commodity derivative instruments	(22,688)	(32,119)	(74,299)
Gain (loss) on sale of properties	(3,057)	85,621	9,761
Acquisition related costs	(6,668)	(8,313)	(4,538)
Incentive-based compensation expense	(954,627)	(46,837)	(10,933)
Non-cash compensation expense	—	(1,057)	—
Exploration costs	(16,603)	(2,356)	(9,800)
Amortization of investment premium	—	—	(194)
Cash distributions from MEMP	(6,144)	(26,006)	(19,263)
Provision for environmental remediation	(2,852)	—	—
Loss on office lease	(2,622)	—	—
Other non-cash equity (income) loss	—	784	(4,184)
Net income (loss)	$(636,063)	$151,332	$26,997

Schedule of Consolidated and Combined Statement of Operations Disaggregated by Reportable Segment

Included below is our consolidated and combined statement of operations disaggregated by reportable segment for the period indicated (in thousands):

	For the Year Ended December 31, 2014
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$404,718	$490,249	$—	$894,967
Other revenues	568	3,856	(46)	4,378
Total revenues	405,286	494,105	(46)	899,345

Costs and expenses:
Lease operating	26,695	134,654	(46)	161,303
Pipeline operating	—	2,068	—	2,068
Exploration	15,813	790	—	16,603
Production and ad valorem taxes	14,150	31,601	—	45,751
Depreciation, depletion, and amortization	154,917	155,404	3,872	314,193
Impairment of proved oil and natural gas properties	24,576	407,540	—	432,116
Incentive unit compensation expense	943,949	—	—	943,949
General and administrative	42,054	45,619	—	87,673
Accretion of asset retirement obligations	688	5,618	—	6,306
(Gain) loss on commodity derivative instruments	(257,734)	(492,254)	—	(749,988)
(Gain) loss on sale of properties	3,057	—	—	3,057
Other, net	—	(12)	—	(12)
Total costs and expenses	968,165	291,028	3,826	1,263,019
Operating income (loss)	(562,879)	203,077	(3,872)	(363,674)
Other income (expense):
Interest expense, net	(50,283)	(83,550)	—	(133,833)
Loss on extinguishment of debt	(37,248)	—	—	(37,248)
Earnings from equity investments	(12,656)	—	12,656	—
Other, net	(10)	(327)	—	(337)
Total other income (expense)	(100,197)	(83,877)	12,656	(171,418)
Income (loss) before income taxes	(663,076)	119,200	8,784	(535,092)
Income tax benefit (expense)	(99,850)	(1,121)	—	(100,971)
Net income (loss)	$(762,926)	$118,079	$8,784	$(636,063)

	For the Year Ended December 31, 2013
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$230,751	$341,197	$—	$571,948
Other revenues	807	2,419	(151)	3,075
Total revenues	231,558	343,616	(151)	575,023

Costs and expenses:
Lease operating	25,006	88,893	(259)	113,640
Pipeline operating	—	1,835	—	1,835
Exploration	1,226	1,130	—	2,356
Production and ad valorem taxes	9,362	17,784	—	27,146
Depreciation, depletion, and amortization	87,043	97,269	405	184,717
Impairment of proved oil and natural gas properties	2,527	54,362	(50,289)	6,600
Incentive unit compensation expense	43,279	—	—	43,279
General and administrative	38,479	43,495	105	82,079
Accretion of asset retirement obligations	728	4,853	—	5,581
(Gain) loss on commodity derivative instruments	(3,013)	(26,281)	—	(29,294)
(Gain) loss on sale of properties	(82,773)	(2,848)	—	(85,621)
Other, net	2	647	—	649
Total costs and expenses	121,866	281,139	(50,038)	352,967
Operating income (loss)	109,692	62,477	49,887	222,056
Other income (expense):
Interest expense, net	(27,349)	(41,901)	—	(69,250)
Earnings from equity investments	1,066	—	(1,066)	—
Other, net	145	—	—	145
Total other income (expense)	(26,138)	(41,901)	(1,066)	(69,105)
Income before income taxes	83,554	20,576	48,821	152,951
Income tax benefit (expense)	(1,311)	(308)	—	(1,619)
Net income (loss)	$82,243	$20,268	$48,821	$151,332

	For the Year Ended December 31, 2012
	MRD	MEMP	Other, Adjustments & Eliminations	Consolidated & Combined Totals
Revenues:
Oil & natural gas sales	$138,032	$255,608	$(9)	$393,631
Other revenues	782	2,815	(360)	3,237
Total revenues	138,814	258,423	(369)	396,868

Costs and expenses:
Lease operating	24,438	80,116	(800)	103,754
Pipeline operating	—	2,114	—	2,114
Exploration	7,337	2,463	—	9,800
Production and ad valorem taxes	7,576	16,048	—	23,624
Depreciation, depletion, and amortization	62,636	76,036	—	138,672
Impairment of proved oil and natural gas properties	18,339	10,532	—	28,871
Incentive unit compensation expense	9,510	—	—	9,510
General and administrative	28,904	30,342	431	59,677
Accretion of asset retirement obligations	632	4,377	—	5,009
(Gain) loss on commodity derivative instruments	(13,488)	(21,417)	—	(34,905)
(Gain) loss on sale of properties	(2)	(9,759)	—	(9,761)
Other, net	364	138	—	502
Total costs and expenses	146,246	190,990	(369)	336,867
Operating income (loss)	(7,432)	67,433	—	60,001
Other income (expense):
Interest expense, net	(12,802)	(20,436)	—	(33,238)
Amortization of investment premium	—	(194)	—	(194)
Earnings from equity investments	4,880	—	(4,880)	—
Other, net	535	—	—	535
Total other income (expense)	(7,387)	(20,630)	(4,880)	(32,897)
Income before income taxes	(14,819)	46,803	(4,880)	27,104
Income tax benefit (expense)	178	(285)	—	(107)
Net income (loss)	$(14,641)	$46,518	$(4,880)	$26,997